Interest-Bearing Deposits - Stated Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Banking and Thrift [Abstract]
2016	$ 63,291
2017	24,210
2018	20,803
2019	7,279
2020	3,683
Total	$ 119,266